Notes to the interim condensed consolidated statement of financial position - Trade receivables, tax receivables and other current assets- Other Current Assets and Receivables (Details) - EUR (€)
€ in Thousands
	Jun. 30, 2024	Dec. 31, 2023
Trade receivables, tax receivables and other current assets
CIR and other research tax credits receivable	€ 2,657	€ 5,333
Other	47	19
Tax receivables	2,704	5,352
Prepaid expenses	7,039	4,656
Short-term deposit accounts		70
Current accrued income	1,687	1,047
Liquidity agreement - Cash	289	422
Sales tax receivable	3,311	5,066
Other receivables	2,229	435
Other current assets	14,554	11,696
Other current assets and receivables	17,258	€ 17,048
Licensing and collaboration agreement with CTTQ
Trade receivables, tax receivables and other current assets
Current accrued income	€ 2,700